Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,417,524	$ 1,294,147
Noncontrolling interest in partnerships and joint ventures	119,798	83,497
Other	4,939	2,267
Total other long-term investments	227,871	121,968
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	103,134	36,204
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,307,814	1,178,581
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	83,060	88,494
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 26,650	$ 27,072